PREPAID EQUIPMENT COST (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Elec-Tech [Member] USD ($)	Dec. 31, 2013 Elec-Tech [Member] Additional Paid-in Capital [Member] USD ($)	May 12, 2013 Elec-Tech [Member] GreatView Media [Member] USD ($)	May 12, 2013 Elec-Tech [Member] GreatView Media [Member] CNY
Schedule Of Prepaid Equipment Cost [Line Items]
Investment commitment						$ 104,000	640,000
Equity interest - related party						21.27%	21.27%
Capital contribution from non-controlling interests	59,438			57,217	56,113
Prepaid equipment costs	$ 56,996			$ 49,415